Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets Table [Abstract]
Schedule of intangible assets, net
						Assets under construction
	Computer software	Right-of-use Platform	Customer base	Technical know-how	Security Surveillance system	Cash Management Systems	Intelligent Cloud Platform	Total
Cost
At December 31, 2020	$995,045	$-	$-	$-	$-	$-	$-	$995,045
Additions	4,782	-	-	-	-	-	-	4,782
Exchange differences	(63,211)	-	-	-	-	-	-	(63,211)
At June 30, 2021 (Unaudited)	936,616	-	-	-	-	-	-	936,616

At December 31, 2021	$907,304	$-	$-	$-	$-	$-	$-	$907,304
Acquisitions through business combinations	-	733,311	1,120,688	514,968	1,102,647	-	-	3,471,614
Additions	1,761	-		-	-	81,119	3,000,000	3,082,880
Exchange differences	(49,955)	-	-	-	-	(3,525)		(53,480)
At June 30, 2022 (Unaudited)	859,110	733,311	1,120,688	514,968	1,102,647	77,594	3,000,000	7,408,318

Accumulated amortization
At December 31, 2020	$771,637	$-	$-	$-	$-	$-	$-	$771,637
Amortization charged for the period	24,559	-	-	-	-	-	-	24,559
Exchange differences	(49,018)	-	-	-	-	-	-	(49,018)
As June 30, 2021 (Unaudited)	747,178	-	-	-	-	-	-	747,178

At December 31, 2021	$742,988	$-	$-	$-	$-	$-	$-	$742,988
Acquisitions through business combinations	-	-	-	-	285,433	-	-	285,433
Amortization charged for the period	25,290	17,951	129,327	-	-	-	-	172,568
Exchange differences	(41,944)		-	-	-	-	-	(41,944)
As June 30, 2022 (Unaudited)	726,334	17,951	129,327	-	285,433	-	-	1,159,045

Net book value
At June 30, 2021 (Unaudited)	$189,438	$-	$-	$-	$-	$-	$-	$189,438
At June 30, 2022 (Unaudited)	$132,776	$715,360	$991,361	$514,968	$817,214	$77,594	$3,000,000	$6,249,273